Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
C000069385
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
C000012993
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
C000012994
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
C000013000
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
C000012998
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
C000012995
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	$ 33,448	$ 31,589	$ 30,291	$ 27,399	$ 24,531	$ 25,361	$ 23,322	$ 21,696	$ 20,170	$ 21,206	$ 25,276	$ 26,494	$ 23,862	$ 23,724	$ 21,856	$ 20,585	$ 18,355	$ 16,850	$ 13,979	$ 17,386	$ 15,940	$ 15,674	$ 15,027	$ 13,223	$ 15,290	$ 14,195	$ 13,724	$ 13,829	$ 12,967	$ 12,411	$ 12,039	$ 11,351	$ 10,933	$ 10,527	$ 10,275	$ 10,138	$ 9,471	$ 10,123	$ 10,095	$ 10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,862	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471	10,123	10,095	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,862	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471	10,123	10,095	10,000
Bloomberg Barclays Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays Municipal Bond Index
Account Value	$ 12,494	12,648	12,314	12,316	12,364	11,459	11,931	11,943	11,620	11,162	11,562	11,912	12,703	12,613	12,646	12,469	12,513	12,290	12,140	11,818	11,893	11,807	11,623	11,380	11,060	10,877	10,893	10,799	10,920	10,839	10,725	10,519	10,356	10,745	10,778	10,503	10,330	10,177	10,012	10,101	10,000
Bloomberg Barclays U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. Aggregate Bond Index
Account Value	$ 11,432	11,793	11,210	11,203	11,291	10,570	10,923	11,016	10,699	10,502	11,026	11,569	12,299	12,298	12,291	12,071	12,492	12,409	12,332	11,985	11,620	11,599	11,341	11,002	10,688	10,516	10,514	10,531	10,687	10,645	10,556	10,405	10,321	10,638	10,589	10,360	10,055	10,113	9,990	10,161	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,862	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471	10,123	10,095	10,000
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 TR
Account Value	$ 33,323	32,599	30,741	29,655	26,883	24,050	24,887	22,961	21,427	19,879	20,872	24,852	26,060	23,539	23,456	21,691	20,289	17,917	16,504	13,666	17,206	15,797	15,558	14,937	13,144	15,278	14,232	13,730	13,830	12,982	12,430	12,073	11,417	10,945	10,526	10,260	10,101	9,477	10,156	10,139	10,000
S&P Global Luxury Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Luxury Index
Account Value	$ 22,303	22,863	21,679	23,804	22,550	20,601	23,949	22,976	19,424	17,101	17,635	22,257	25,320	22,523	24,025	21,899	20,542	16,069	13,610	10,727	15,003	13,079	13,629	13,162	11,601	13,619	13,718	13,293	13,075	11,949	11,249	10,341	9,368	9,221	8,563	9,479	9,360	9,224	10,061	10,164	10,000
S&P Global Natural Resources Index (Net Total Return)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index (Net Total Return)
Account Value	$ 15,729	17,852	17,263	17,602	17,257	16,683	16,111	16,760	16,693	14,259	14,968	17,758	15,232	14,212	14,636	13,664	12,244	10,058	9,865	8,209	12,250	11,200	11,938	11,809	10,523	12,663	12,517	11,891	12,107	11,161	10,089	10,200	9,925	9,312	8,796	8,238	7,550	7,517	9,716	9,726	10,000
FTSE Gold Mines Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Account Value	$ 21,621	25,895	21,231	19,564	19,841	16,339	18,583	19,790	17,650	14,592	17,020	23,913	20,250	18,148	20,603	20,068	22,595	24,932	23,161	15,159	18,084	16,622	15,877	13,528	12,674	10,917	13,237	13,226	14,090	13,876	13,266	13,913	12,782	15,792	16,801	12,167	7,953	7,692	9,889	10,085	10,000
Bloomberg Barclays 3 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays 3 Year Municipal Bond Index
Account Value	$ 11,440	11,488	11,220	11,180	11,211	10,821	10,933	10,982	10,836	10,615	10,829	10,818	11,217	11,227	11,218	11,188	11,171	11,135	11,057	10,810	10,850	10,756	10,723	10,605	10,465	10,350	10,362	10,296	10,284	10,364	10,309	10,254	10,126	10,239	10,266	10,196	10,118	10,120	10,039	10,041	10,000
Bloomberg Barclays U.S. Treasury Bills 6-9 Months TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. Treasury Bills 6-9 Months Total Return Index
Account Value	$ 11,778	11,664	11,477	11,341	11,230	11,057	10,924	10,851	10,737	10,671	10,673	10,696	10,720	10,723	10,721	10,721	10,716	10,712	10,705	10,704	10,589	10,532	10,474	10,393	10,320	10,257	10,210	10,168	10,137	10,118	10,091	10,075	10,064	10,057	10,050	10,037	10,015	10,027	10,017	10,006	10,000
NYSE Arca Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE Arca Gold Miners Index
Account Value	$ 21,743	$ 25,224	$ 21,514	$ 19,848	$ 19,574	$ 16,672	$ 18,484	$ 19,981	$ 17,605	$ 14,475	$ 16,529	$ 23,012	$ 19,154	$ 17,308	$ 19,894	$ 18,937	$ 21,013	$ 22,698	$ 21,134	$ 13,559	$ 16,934	$ 15,367	$ 14,622	$ 12,781	$ 11,987	$ 10,482	$ 12,564	$ 12,365	$ 13,086	$ 12,809	$ 12,271	$ 12,643	$ 11,646	$ 14,602	$ 15,270	$ 11,028	$ 7,536	$ 7,472	$ 9,656	$ 9,944	$ 10,000